Property, plant and equipment (Details 3) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	₨ 1,249	₨ 1,143
Interest expense on lease liabilities	₨ 391	₨ 256